Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of the Company's pretax income (loss) before taxes are as follows:

	Year ended December 31,
(in thousands)	2018	2017	2016

Domestic (including U.S. exports)	$(23,984)	$(29,404)	$52,641
Foreign subsidiaries	15,573	19,773	6,090
	$(8,411)	$(9,631)	$58,731

Components of the Company's Income Tax Provision (Benefit)
Components of the Company’s income tax provision (benefit) are as follows:

	Year ended December 31,
(in thousands)	2018	2017	2016

Current taxes
Federal	$6,449	$8,668	$10,237
State	1,436	1,217	1,725
Foreign	4,835	6,248	3,032
Total current taxes	12,720	16,133	14,994
Deferred taxes:
Federal	(483)	(37,407)	(604)
State	(478)	(1,424)	(415)
Foreign	(1,293)	(1,043)	(42)
Total deferred taxes	(2,254)	(39,874)	(1,061)
Total tax provision	$10,466	$(23,741)	$13,933

Summary of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that have resulted in the creation of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are as follows:

	December 31,
(in thousands)	2018	2017

Deferred tax assets:
Tax credits	$4,256	$4,888
Accounts receivable and allowances	1,504	984
Net operating loss carryforwards	30,671	24,987
Accrued expenses	5,656	4,928
Interest expense limitation carryforwards	4,822	—
Other	7,887	4,519
Total deferred tax assets	$54,796	$40,306
Valuation allowance (1)	(6,904)	(5,912)
Net deferred tax assets	$47,892	$34,394
Deferred tax liabilities:
Intangible assets	$(63,950)	$(61,615)
Property and equipment	(17,217)	(8,862)
Repatriation of foreign earnings	(38)	(68)
Prepaid and other expenses	(671)	—
Total deferred tax liabilities	$(81,876)	$(70,545)
Total net deferred tax liability	$(33,984)	$(36,151)

(1)
Primarily relates to the 5.11 and Arnold operating segments.

Reconciliation Between Federal Statutory Rate and Effective Income Tax Rate
The reconciliation between the Federal Statutory Rate and the effective income tax rate for 2018, 2017 and 2016 are as follows:

	Year ended December 31,
	2018	2017	2016
United States Federal Statutory Rate	(21.0)%	(35.0)%	35.0%
State income taxes (net of Federal benefits)	9.7	(4.0)	1.4
Foreign income taxes	10.5	(14.3)	(0.7)
Expenses of Compass Group Diversified Holdings LLC representing a pass through to shareholders (1)	90.6	63.6	14.0
Effect of (gain) loss on equity method investment	—	20.4	(44.4)
Impact of subsidiary employee stock options	(0.6)	2.6	0.7
Domestic production activities deduction	—	(5.8)	(0.9)
Non-deductible acquisition costs	—	3.5	1.4
Impairment expense	—	31.3	—
Effect of undistributed foreign earnings	—	(14.4)	4.5
Non-recognition of NOL carryforwards at subsidiaries	11.6	(14.0)	3.8
Adjustments to uncertain tax positions (2)	—	(95.4)	—
Utilization of tax credits	(5.2)	(27.8)	(0.1)
Effect of Tax Act - GILTI tax	20.6	—	—
Effect of Tax Act - remeasurement of deferred tax assets and liabilities (3)	0.2	(211.3)	—
Effect of Tax Act - transition tax on non-U.S. subsidiaries' earnings(3)	4.2	50.5	—
Other	3.8	3.6	9.0
Effective income tax rate	124.4%	(246.5)%	23.7%

(1)
The effective income tax rate for each of the years presented includes losses at the Company’s parent, which is taxed as a partnership.

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the amount of unrecognized tax benefits for 2018, 2017 and 2016 are as follows (in thousands):

Balance at January 1, 2016	$246
Additions for current years’ tax positions	64
Additions for prior years’ tax positions (1)	10,150
Reductions for prior years’ tax positions	(16)
Reductions for settlements	—
Reductions for expiration of statute of limitations	(87)
Balance at December 31, 2016	$10,357
Additions for current years’ tax positions	96
Additions for prior years’ tax positions	23
Reductions for prior years’ tax positions (1)	(9,354)
Reductions for settlements	—
Reductions for expiration of statute of limitations	(86)
Balance at December 31, 2017	$1,036

Additions for current years’ tax positions	50
Additions for prior years’ tax positions	4
Reductions for prior years’ tax positions	(18)
Reductions for settlements	—
Reductions for expiration of statute of limitations
Balance at December 31, 2018	$1,072
(1) T